Insurance Contracts - Summary of Risk Management of insurance risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Insurance contracts issued [member]
Various Types of Insurance [Line Items]
Exposure	₩ 24,727,079	₩ 23,706,824
Death
Various Types of Insurance [Line Items]
Exposure	11,645,736	11,313,508
Health
Various Types of Insurance [Line Items]
Exposure	225,999	302,911
Pension
Various Types of Insurance [Line Items]
Exposure	7,041,563	6,682,897
Asset Linked
Various Types of Insurance [Line Items]
Exposure	34,658	38,021
Variable death
Various Types of Insurance [Line Items]
Exposure	2,077,480	1,854,208
Variable Pension
Various Types of Insurance [Line Items]
Exposure	3,701,643	3,515,279
Reinsurance Contract Assets [Member]
Various Types of Insurance [Line Items]
Exposure	(68,418)	(40,641)
Death [Member]
Various Types of Insurance [Line Items]
Exposure	(37,619)	(29,579)
Health [Member]
Various Types of Insurance [Line Items]
Exposure	(17,175)	(10,078)
Compound [Member]
Various Types of Insurance [Line Items]
Exposure	₩ (13,624)	₩ (984)